RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Transactions with Ocwen Under Purchase Agreement

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended September 30, 2012:

	Three Months	Nine Months
Servicing fees collected	$27,689	$57,190
Subservicing fee payable to Ocwen	10,633	23,093

Net servicing fees retained by HLSS	17,056	34,097
Reduction in notes receivable — Rights to MSRs	3,039	6,555

	$14,017	$27,542

Servicing advances purchased from Ocwen	$331,228	$639,966

Receivable from and Payable to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	September 30, 2012	December 31, 2011
Servicing fees collected(1)	$1,909	$—
Professional services(2)	669	—
Other	654	—

Receivables from Ocwen	$3,232	$—

Subservicing fees payable(3)	$4,055	$—
Professional services(2)	10	—
Advance purchases(4)	17,196	—
Other(5)	4,988	1,478

Payables to Ocwen	$26,249	$1,478

Payables to Altisource	$65	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at September 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through September 2012.
(3)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(4)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of September 30, 2012.
(5)	At September 30, 2012 we owed Ocwen for certain purchase price adjustments pertaining to the September 28, 2012 Follow On Offering purchase ($4,260). At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.